Unaudited Consolidated Statement of Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Sales revenues	$ 18,502	$ 20,753	$ 37,305	$ 40,355
Cost of sales	(10,800)	(12,347)	(23,013)	(24,162)
Gross profit	7,702	8,406	14,292	16,193
Income (expenses)
Selling expenses	(935)	(1,106)	(1,838)	(2,161)
General and administrative expenses	(559)	(557)	(1,123)	(1,159)
Exploration costs	(100)	(162)	(274)	(298)
Research and development expenses	(146)	(164)	(284)	(316)
Other taxes	(66)	(94)	(159)	(234)
Other income and expenses	3,989	(1,741)	2,862	(2,094)
Income (expenses)	2,183	(3,824)	(816)	(6,262)
Income before finance income (expense), results in equity-accounted investments and income taxes	9,885	4,582	13,476	9,931
Finance income	332	1,166	589	1,482
Finance expenses	(1,591)	(1,460)	(3,368)	(3,235)
Foreign exchange gains (losses) and inflation indexation charges	(928)	(523)	(1,643)	(1,282)
Net finance income (expense)	(2,187)	(817)	(4,422)	(3,035)
Results of equity-accounted investments	120	86	251	244
Net income / (loss) before income taxes	7,818	3,851	9,305	7,140
Income taxes	(2,960)	(1,236)	(3,449)	(2,405)
Net income from continuing operations for the period	4,858	2,615	5,856	4,735
Net income from discontinued operations for the period	77	73	204	149
Net income for the period	4,935	2,688	6,060	4,884
Non-controlling interests	124	(106)	179	(55)
Net income from continuing operations	102	(127)	121	(98)
Net income from discontinued operations	22	21	58	43
Net income attributable to shareholders of Petrobras	4,811	2,794	5,881	4,939
Net income from continuing operations	4,756	2,742	5,735	4,833
Net income from discontinued operations	$ 55	$ 52	$ 146	$ 106
Basic and diluted earnings per weighted-average of common and preferred share-in U.S. dollars	$ 0.37	$ 0.22	$ 0.45	$ 0.38